First Quarter Report
October 31, 2023 (Unaudited)
Columbia Disciplined Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	193,927	2,986,476
Verizon Communications, Inc.	51,057	1,793,632
Total		4,780,108
Entertainment 0.8%
Playtika Holding Corp.(a)	155,910	1,309,644
Media 0.6%
Fox Corp., Class A	7,747	235,431
New York Times Co. (The), Class A	17,543	707,159
Total		942,590
Total Communication Services		7,032,342
Consumer Discretionary 5.4%
Automobiles 0.3%
Thor Industries, Inc.	5,216	458,643
Hotels, Restaurants & Leisure 0.9%
MGM Resorts International	37,064	1,294,275
Royal Caribbean Cruises Ltd.(a)	2,353	199,369
Total		1,493,644
Household Durables 2.2%
Lennar Corp., Class A	6,235	665,150
PulteGroup, Inc.	38,204	2,811,432
Total		3,476,582
Specialty Retail 2.0%
Gap, Inc. (The)	23,689	303,219
O’Reilly Automotive, Inc.(a)	3,006	2,796,903
Total		3,100,122
Total Consumer Discretionary		8,528,991
Consumer Staples 8.0%
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	10,637	1,738,192
Food Products 2.3%
Archer-Daniels-Midland Co.	33,399	2,390,366
General Mills, Inc.	18,190	1,186,716
Total		3,577,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Kimberly-Clark Corp.	2,436	291,443
Procter & Gamble Co. (The)	16,556	2,483,897
Total		2,775,340
Tobacco 2.9%
Altria Group, Inc.	77,017	3,093,773
Philip Morris International, Inc.	16,183	1,442,876
Total		4,536,649
Total Consumer Staples		12,627,263
Energy 8.5%
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.(b)	8,472	1,234,625
ConocoPhillips Co.	5,035	598,158
Exxon Mobil Corp.	58,003	6,139,617
Marathon Petroleum Corp.	19,765	2,989,456
Valero Energy Corp.	19,332	2,455,164
Total		13,417,020
Total Energy		13,417,020
Financials 20.6%
Banks 7.6%
Bank OZK	72,505	2,596,404
Citigroup, Inc.	83,356	3,291,729
JPMorgan Chase & Co.	28,302	3,935,676
Wells Fargo & Co.	52,304	2,080,130
Total		11,903,939
Capital Markets 4.5%
BlackRock, Inc.	467	285,935
CME Group, Inc.	16,619	3,547,491
Morgan Stanley	42,612	3,017,782
State Street Corp.	4,976	321,599
Total		7,172,807
Consumer Finance 0.3%
Synchrony Financial	14,718	412,840
2	Columbia Disciplined Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	7,389	2,522,087
Fiserv, Inc.(a)	22,096	2,513,420
PayPal Holdings, Inc.(a)	16,977	879,409
Total		5,914,916
Insurance 4.4%
Lincoln National Corp.	63,263	1,377,235
Marsh & McLennan Companies, Inc.	16,289	3,089,209
MetLife, Inc.	42,293	2,538,003
Total		7,004,447
Total Financials		32,408,949
Health Care 14.8%
Biotechnology 2.2%
Amgen, Inc.	964	246,495
BioMarin Pharmaceutical, Inc.(a)	9,309	758,218
Gilead Sciences, Inc.	6,024	473,125
Regeneron Pharmaceuticals, Inc.(a)	1,598	1,246,264
Vertex Pharmaceuticals, Inc.(a)	2,145	776,726
Total		3,500,828
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	39,028	3,690,097
Hologic, Inc.(a)	4,085	270,305
Medtronic PLC	19,100	1,347,696
Total		5,308,098
Health Care Providers & Services 3.7%
Cigna Group (The)	3,704	1,145,277
CVS Health Corp.	28,922	1,995,907
Humana, Inc.	3,868	2,025,633
McKesson Corp.	1,331	606,084
Total		5,772,901
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	62,763	3,234,178
Jazz Pharmaceuticals PLC(a)	18,301	2,324,593
Johnson & Johnson	3,592	532,837
Viatris, Inc.	288,317	2,566,021
Total		8,657,629
Total Health Care		23,239,456
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.8%
Aerospace & Defense 0.5%
Textron, Inc.	9,343	710,068
Air Freight & Logistics 1.9%
FedEx Corp.	12,725	3,055,273
Building Products 1.2%
Builders FirstSource, Inc.(a)	15,159	1,645,055
Owens Corning	2,239	253,835
Total		1,898,890
Electrical Equipment 0.8%
Acuity Brands, Inc.	1,765	285,877
Emerson Electric Co.	10,830	963,545
Total		1,249,422
Ground Transportation 0.7%
CSX Corp.	37,609	1,122,629
Machinery 4.3%
Allison Transmission Holdings, Inc.	9,186	463,158
Caterpillar, Inc.	11,983	2,708,757
Gates Industrial Corp. PLC(a)	142,185	1,552,660
Parker-Hannifin Corp.	5,628	2,076,226
Total		6,800,801
Professional Services 1.7%
Automatic Data Processing, Inc.	12,151	2,651,591
Trading Companies & Distributors 1.7%
MSC Industrial Direct Co., Inc., Class A	28,248	2,676,498
Total Industrials		20,165,172
Information Technology 9.4%
Communications Equipment 3.0%
Cisco Systems, Inc.	90,866	4,736,845
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	14,025	1,856,209
Cirrus Logic, Inc.(a)	5,910	395,556
Lam Research Corp.	4,509	2,652,284
QUALCOMM, Inc.	9,170	999,438
Total		5,903,487

Columbia Disciplined Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Dropbox, Inc., Class A(a)	41,614	1,094,448
Salesforce, Inc.(a)	15,144	3,041,370
Total		4,135,818
Total Information Technology		14,776,150
Materials 5.0%
Chemicals 1.7%
Mosaic Co. (The)	75,143	2,440,645
Olin Corp.	5,700	243,504
Total		2,684,149
Metals & Mining 3.3%
Nucor Corp.	16,880	2,494,695
Steel Dynamics, Inc.	24,757	2,636,868
Total		5,131,563
Total Materials		7,815,712
Real Estate 4.7%
Hotel & Resort REITs 1.7%
Host Hotels & Resorts, Inc.	110,693	1,713,527
Park Hotels & Resorts, Inc.	74,528	859,308
Total		2,572,835
Specialized REITs 3.0%
EPR Properties	14,491	618,766
Equinix, Inc.	3,936	2,871,863
SBA Communications Corp.	6,133	1,279,528
Total		4,770,157
Total Real Estate		7,342,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.7%
Electric Utilities 3.6%
American Electric Power Co., Inc.	32,503	2,455,277
Evergy, Inc.	11,264	553,513
Pinnacle West Capital Corp.	35,295	2,618,183
Total		5,626,973
Independent Power and Renewable Electricity Producers 1.1%
Vistra Corp.	56,203	1,838,962
Total Utilities		7,465,935
Total Common Stocks (Cost $145,589,602)		154,819,982

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(c),(d)	2,552,779	2,552,013
Total Money Market Funds (Cost $2,551,555)		2,552,013
Total Investments in Securities (Cost: $148,141,157)		157,371,995
Other Assets & Liabilities, Net		(26,548)
Net Assets		157,345,447

At October 31, 2023, securities and/or cash totaling $310,405 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	14	12/2023	USD	2,948,575	—	(94,172)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
4	Columbia Disciplined Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	2,128,969	6,339,676	(5,916,780)	148	2,552,013	13	37,128	2,552,779
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Value Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT179_07_N01_(12/23)